Operating Risk (Tables)	12 Months Ended
Mar. 31, 2026
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks	Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2024, 2025 and 2026 are as follows:

	Percentage of net sales Year ended March 31,
	2024	2025	2026
Customer B	14.5%	20.0%	22.0%
Customer E	19.5%	13.8%	14.5%
Customer G	11.4%	* %	* %

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2025 and 2026, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2025	2026
Customer E	14.2%	29.4%
Customer H	11.9%	13.6%
Customer B	13.7%	18.7%

*	Less than 10%